Quarterly Holdings Report
for
Fidelity® International Small Cap Opportunities Fund
July 31, 2024
ILS-NPRT3-0924
1.834743.118
Common Stocks - 92.7%
	Shares	Value ($)
Australia - 1.8%
Imdex Ltd.	6,280,074	9,404,697
Steadfast Group Ltd.	3,236,460	13,735,975
TOTAL AUSTRALIA		23,140,672
Belgium - 1.8%
Azelis Group NV	395,600	7,492,417
KBC Ancora	318,289	15,501,072
TOTAL BELGIUM		22,993,489
Canada - 3.9%
CAE, Inc. (a)	455,600	8,289,336
McCoy Global, Inc. (b)	630,215	912,925
Osisko Gold Royalties Ltd.	627,100	10,996,336
Pason Systems, Inc. (b)	937,900	11,113,638
Richelieu Hardware Ltd. (b)	667,458	19,714,582
TOTAL CANADA		51,026,817
China - 0.3%
Chlitina Holding Ltd.	898,842	4,070,477
Denmark - 0.7%
Spar Nord Bank A/S	451,153	9,199,192
Egypt - 0.1%
Integrated Diagnostics Holdings PLC (a)(c)	5,696,716	1,765,982
France - 2.7%
Laurent-Perrier Group SA	35,632	4,608,246
Lectra	434,742	12,256,513
LISI	198,010	5,453,841
Vetoquinol SA	121,442	13,248,205
TOTAL FRANCE		35,566,805
Germany - 7.8%
CTS Eventim AG	533,054	47,017,162
Nexus AG	291,358	17,468,850
Rheinmetall AG	37,500	20,446,408
Scout24 AG (c)	148,700	11,780,118
Stabilus Se	102,336	5,011,579
TOTAL GERMANY		101,724,117
Greece - 0.2%
Athens International Airport SA	348,700	3,004,704
Ireland - 1.9%
AerCap Holdings NV	151,200	14,205,240
Cairn Homes PLC	2,685,691	5,489,618
Irish Residential Properties REIT PLC	4,704,557	4,684,186
TOTAL IRELAND		24,379,044
Israel - 1.2%
Ituran Location & Control Ltd.	362,877	9,605,354
NICE Ltd. sponsored ADR (a)	6,716	1,215,596
Tel Aviv Stock Exchange Ltd.	674,096	5,358,318
TOTAL ISRAEL		16,179,268
Italy - 2.2%
Interpump Group SpA	646,943	28,076,178
Japan - 25.8%
Ai Holdings Corp.	172,500	2,916,742
Artnature, Inc.	531,000	2,973,926
Aucnet, Inc.	281,977	4,555,151
Azbil Corp.	1,283,092	37,583,577
Broadleaf Co. Ltd.	2,162,798	8,922,327
Central Automotive Products Ltd.	156,500	5,207,787
Curves Holdings Co. Ltd.	2,558,426	14,123,816
Daiichikosho Co. Ltd.	538,100	6,546,425
Daikokutenbussan Co. Ltd.	74,100	5,272,895
Digital Hearts Holdings Co. Ltd.	547,814	3,649,534
Elan Corp.	837,600	5,149,558
Fujitec Co. Ltd.	417,300	12,187,093
Funai Soken Holdings, Inc.	236,950	3,476,627
Gift Holdings, Inc.	208,500	3,544,938
Goldcrest Co. Ltd.	610,730	11,782,048
Iwatsuka Confectionary Co. Ltd.	37,800	643,184
Kansai Paint Co. Ltd.	282,100	4,658,826
Koshidaka Holdings Co. Ltd. (b)	1,940,216	13,107,030
Kusuri No Aoki Holdings Co. Ltd. (b)	283,500	5,906,368
Medikit Co. Ltd.	281,800	5,831,448
Miroku Jyoho Service Co., Ltd.	261,700	3,411,769
Misumi Group, Inc.	315,868	5,866,978
Mitsuboshi Belting Ltd.	117,580	3,473,125
Nagaileben Co. Ltd.	720,427	12,994,184
Nihon Parkerizing Co. Ltd.	1,593,878	13,278,327
NS Tool Co. Ltd.	598,900	3,714,016
NSD Co. Ltd.	593,849	12,288,855
OBIC Co. Ltd.	94,400	14,367,478
OSG Corp.	536,900	7,452,912
Paramount Bed Holdings Co. Ltd.	238,520	4,036,235
ProNexus, Inc.	475,000	4,112,513
San-Ai Obbli Co. Ltd.	474,600	6,548,501
SHO-BOND Holdings Co. Ltd.	502,100	19,399,585
Shoei Co. Ltd. (b)	201,604	2,698,281
SK Kaken Co. Ltd.	200,400	12,855,672
Software Service, Inc.	66,400	6,218,698
Techno Medica Co. Ltd.	80,791	967,518
The Monogatari Corp. (b)	393,800	8,990,327
TIS, Inc.	269,700	5,815,100
Tocalo Co. Ltd.	608,636	8,052,579
USS Co. Ltd.	1,044,380	9,453,485
YAKUODO Holdings Co. Ltd.	350,000	6,623,611
YONEX Co. Ltd.	406,000	5,973,259
TOTAL JAPAN		336,632,308
Korea (South) - 0.4%
BGF Retail Co. Ltd.	68,256	5,152,374
Netherlands - 5.0%
Aalberts Industries NV	762,980	29,148,449
BE Semiconductor Industries NV	144,300	18,607,498
IMCD NV	121,988	17,558,861
TOTAL NETHERLANDS		65,314,808
Norway - 2.0%
Kongsberg Gruppen ASA	229,981	23,102,229
Medistim ASA	185,242	2,835,354
TOTAL NORWAY		25,937,583
Philippines - 0.2%
International Container Terminal Services, Inc.	520,000	3,173,395
Spain - 0.3%
Fluidra SA (b)	144,201	3,211,746
Sweden - 15.6%
Addlife AB	525,159	7,708,792
AddTech AB (B Shares)	2,141,556	68,990,850
Autoliv, Inc.	166,000	16,789,240
Bergman & Beving AB (B Shares)	417,154	12,348,058
Hemnet Group AB	600,600	22,197,501
INVISIO AB	453,163	10,578,825
John Mattson Fastighetsforetagen AB (a)	942,052	5,541,896
Lagercrantz Group AB (B Shares)	3,456,312	58,287,262
Teqnion AB (a)(b)	48,839	916,655
TOTAL SWEDEN		203,359,079
Switzerland - 0.9%
Tecan Group AG	31,550	11,760,934
Taiwan - 0.9%
Addcn Technology Co. Ltd.	1,355,535	8,144,083
eMemory Technology, Inc.	47,000	3,353,245
TOTAL TAIWAN		11,497,328
United Kingdom - 13.8%
Baltic Classifieds Group PLC	3,049,002	10,622,237
Bodycote PLC	2,349,726	21,084,418
Clarkson PLC	180,153	10,502,865
DP Poland PLC (a)	18,541,591	2,621,976
Games Workshop Group PLC	85,000	11,254,990
Howden Joinery Group PLC	2,129,700	25,749,346
InterContinental Hotel Group PLC ADR	194,000	19,658,020
Oxford Instruments PLC	303,100	9,780,220
Rightmove PLC	1,023,693	7,582,841
Sage Group PLC	638,700	8,916,937
Spectris PLC	1,053,778	41,155,309
Spirax-Sarco Engineering PLC	22,691	2,642,840
Unite Group PLC	677,900	8,305,151
TOTAL UNITED KINGDOM		179,877,150
United States of America - 3.2%
Morningstar, Inc.	105,821	33,614,041
PriceSmart, Inc.	91,060	8,316,510
TOTAL UNITED STATES OF AMERICA		41,930,551
TOTAL COMMON STOCKS (Cost $845,462,839)		1,208,974,001

Investment Companies - 5.6%
	Shares	Value ($)
United States of America - 5.6%
iShares MSCI EAFE Small-Cap ETF	985,000	63,818,150
Schwab Fundamental International Small Equity ETF	275,000	10,018,250

TOTAL INVESTMENT COMPANIES (Cost $71,549,624)		73,836,400

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	30,602,358	30,608,479
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	5,715,243	5,715,815
TOTAL MONEY MARKET FUNDS (Cost $36,324,294)		36,324,294

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $953,336,757)	1,319,134,695
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(14,826,006)
NET ASSETS - 100.0%	1,304,308,689

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,546,100 or 1.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	47,754,532	249,320,279	266,465,740	1,318,025	(592)	-	30,608,479	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	4,475,514	226,431,606	225,191,305	48,561	-	-	5,715,815	0.0%
Total	52,230,046	475,751,885	491,657,045	1,366,586	(592)	-	36,324,294

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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